                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/04

               Date of Reporting Period: Six months ended 6/30/04

Item 1.        Reports to Stockholders
[LOGO OF MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: June 30, 2004

MTB Funds

Large Cap Growth Fund II
Large Cap Value Fund II
Managed Allocation Fund – Moderate Growth II

[LOGO OF MTB GROUP OF FUNDS]

CONTENTS

Portfolios of Investments	1

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	12

PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 97.8%
AEROSPACE & DEFENSE – 3.0%
Northrop Grumman Corp.	1,400	$75,180

United Technologies Corp.	400	36,592

TOTAL AEROSPACE & DEFENSE		$111,772

AIR FREIGHT & LOGISTICS – 1.5%
United Parcel Service, Inc.	750	56,377

AIRLINES – 1.1%
Southwest Airlines Co.	2,500	41,925

AUTO COMPONENTS – 2.1%
Lear Corp.	1,300	76,687

BEVERAGES – 2.9%
PepsiCo, Inc.	2,000	107,760

BIOTECHNOLOGY – 4.5%
[1]Amgen, Inc.	1,500	81,855

[1]Biogen Idec, Inc.	400	25,300

[1]Gilead Sciences, Inc.	900	60,300

TOTAL BIOTECHNOLOGY		$167,455

CAPITAL MARKETS – 3.8%
Bank of New York Co., Inc.	1,800	53,064

Morgan Stanley	1,650	87,071

TOTAL CAPITAL MARKETS		$140,135

COMMUNICATIONS EQUIPMENT – 6.7%
[1]Cisco Systems, Inc.	6,100	144,570

[1]Corning, Inc.	8,000	104,480

TOTAL COMMUNICATIONS EQUIPMENT		$249,050

COMPUTERS & PERIPHERALS – 6.1%
[1]Dell, Inc.	1,750	62,685

EMC Corp. Mass	6,500	74,100

IBM Corp.	1,000	88,150

TOTAL COMPUTERS & PERIPHERALS		$224,935

CONSUMER FINANCE – 1.8%
Capital One Financial Corp.	1,000	68,380

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 3.3%
[1]Jabil Circuit, Inc.	2,600	65,468

[1]Solectron Corp.	9,000	58,230

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$123,698

Description	Shares	Value

ENERGY EQUIPMENT & SERVICES – 4.3%
[1]Nabors Industries Ltd.	1,500	$67,830

Schlumberger Ltd.	400	25,404

[1]Weatherford International Ltd.	1,500	67,470

TOTAL ENERGY EQUIPMENT & SERVICES		$160,704

FOOD & STAPLES RETAILING – 2.9%
Sysco Corp.	750	26,903

Wal-Mart Stores, Inc.	1,500	79,140

TOTAL FOOD & STAPLES RETAILING		$106,043

FOOD PRODUCTS – 1.3%
General Mills, Inc.	1,000	47,530

HEALTHCARE EQUIPMENT & SUPPLIES – 4.2%
[1]Boston Scientific Corp.	1,500	64,200

[1]Edwards Lifesciences Corp.	1,100	38,335

Medtronic, Inc.	1,100	53,592

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$156,127

HEALTHCARE PROVIDERS & SERVICES – 1.7%
[1]Express Scripts, Inc., Class A	800	63,384

HOUSEHOLD PRODUCTS – 3.7%
Colgate-Palmolive Co.	700	40,915

Procter & Gamble Co.	1,800	97,992

TOTAL HOUSEHOLD PRODUCTS		$138,907

INDUSTRIAL CONGLOMERATES – 4.4%
General Electric Co.	5,000	162,000

INSURANCE – 1.4%
American International Group, Inc.	750	53,460

MEDIA – 2.5%
[1]Comcast Corp., Class A	1,900	53,257

Viacom, Inc., Class B	1,100	39,292

TOTAL MEDIA		$92,549

METALS & MINING – 1.3%
Alcoa, Inc.	1,500	49,545

MULTILINE RETAIL – 1.6%
Target Corp.	1,400	59,458

PERSONAL PRODUCTS – 1.6%
Gillette Co.	1,400	59,360

Description	Shares	Value

PHARMACEUTICALS – 13.1%
Abbott Laboratories	1,100	$44,836

Johnson & Johnson	1,500	83,550

Lilly (Eli) & Co.	800	55,928

Merck & Co., Inc.	1,500	71,250

Pfizer, Inc.	4,600	157,688

Wyeth	2,000	72,320

TOTAL PHARMACEUTICALS		$485,572

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 5.5%
Intel Corp.	4,800	132,480

STMicroelectronics N.V.	1,600	35,216

Taiwan Semiconductor Manufacturing Co., ADR	4,400	36,564

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$204,260

SOFTWARE – 8.9%
[1]Electronic Arts, Inc.	700	38,185

Microsoft Corp.	5,800	165,648

[1]Novell, Inc.	5,000	41,950

[1]Veritas Software Corp.	3,000	83,100

TOTAL SOFTWARE		$328,883

Description	Shares	Value

SPECIALTY RETAIL – 1.5%
Home Depot, Inc.	1,600	$56,320

THRIFTS & MORTGAGE FINANCE – 1.1%
Federal National Mortgage Association	550	39,248

TOTAL COMMON STOCKS
(IDENTIFIED COST $3,548,917)		$3,631,524

MUTUAL FUND – 2.2%[2]
MTB Money Market Fund (NET ASSET VALUE)	81,966	81,966

TOTAL INVESTMENTS – 100.0%
(IDENTIFIED COST $3,630,883)		$3,713,490

OTHER ASSETS AND LIABILITIES – NET – 0.0%		$418

TOTAL NET ASSETS – 100.0%		$3,713,908

See Notes to Portfolios of Investments

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 95.4%
AEROSPACE & DEFENSE – 3.1%
Honeywell International, Inc.	1,010	$36,996

Lockheed Martin Corp.	770	40,102

Raytheon Co.	1,255	44,891

TOTAL AEROSPACE & DEFENSE		$121,989

AUTO COMPONENTS – 0.8%
Lear Corp.	514	30,321

CAPITAL MARKETS – 2.8%
Bank of New York Co., Inc.	1,378	40,623

Morgan Stanley	1,290	68,073

TOTAL CAPITAL MARKETS		$108,696

CHEMICALS – 1.3%
Du Pont (E.I.) de Nemours & Co.	1,140	50,639

COMMERCIAL BANKS – 7.0%
Bank of America Corp.	1,285	108,737

KeyCorp	1,100	32,879

U.S. Bancorp	980	27,009

Wachovia Corp.	1,000	44,500

Wells Fargo & Co.	1,054	60,320

TOTAL COMMERCIAL BANKS		$273,445

COMMERCIAL SERVICES &
SUPPLIES – 1.3%
Cendant Corp.	2,110	51,653

COMMUNICATIONS EQUIPMENT – 4.1%
[1]Lucent Technologies, Inc.	10,430	39,425

Motorola, Inc.	2,000	36,500

Nokia Oyj, Class A, ADR	3,000	43,620

[1]Nortel Networks Corp.	8,180	40,818

TOTAL COMMUNICATIONS EQUIPMENT		$160,363

COMPUTERS & PERIPHERALS – 1.0%
[1]Electronics for Imaging, Inc.	1,450	40,977

CONSUMER FINANCE – 1.7%
Capital One Financial Corp.	970	66,329

CONTAINERS & PACKAGING – 1.1%
[1]Smurfit-Stone Container Corp.	2,100	41,895

DIVERSIFIED FINANCIAL
SERVICES – 3.7%
Citigroup, Inc.	3,135	145,778

DIVERSIFIED TELECOMMUNICATION
SERVICES – 3.2%
BellSouth Corp.	1,072	28,108

SBC Communications, Inc.	1,190	28,857

Verizon Communications	1,940	70,209

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$127,174

Description	Shares	Value

ELECTRIC UTILITIES – 2.4%
DTE Energy Co.	959	$38,878

FPL Group, Inc.	495	31,655

Pepco Holdings, Inc.	1,219	22,283

TOTAL ELECTRIC UTILITIES		$92,816

ELECTRICAL EQUIPMENT – 1.7%
Cooper Industries, Ltd., Class A	1,100	65,351

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 1.5%
[1]Solectron Corp.	4,630	29,956

Symbol Technologies, Inc.	1,960	28,890

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$58,846

ENERGY EQUIPMENT & SERVICES – 2.3%
Schlumberger Ltd.	740	46,997

[1]Transocean Sedco Forex, Inc.	1,490	43,121

TOTAL ENERGY EQUIPMENT & SERVICES		$90,118

HEALTHCARE PROVIDERS &
SERVICES – 2.1%
[1]Caremark Rx, Inc.	1,420	46,775

HCA - The Healthcare Corp.	850	35,351

TOTAL HEALTHCARE PROVIDERS & SERVICES		$82,126

HOTELS, RESTAURANTS &
LEISURE – 1.8%
Carnival Corp.	776	36,472

Darden Restaurants, Inc.	1,630	33,497

TOTAL HOTELS, RESTAURANTS & LEISURE		$69,969

HOUSEHOLD DURABLES – 1.1%
Newell Rubbermaid, Inc.	1,785	41,948

HOUSEHOLD PRODUCTS – 1.1%
Kimberly-Clark Corp.	665	43,810

IT SERVICES – 0.9%
First Data Corp.	800	35,616

INDUSTRIAL CONGLOMERATES – 1.9%
General Electric Co.	2,315	75,006

INSURANCE – 9.3%
Allstate Corp.	1,145	53,300

American International Group, Inc.	1,790	127,591

Hartford Financial Services Group, Inc.	1,255	86,269

Lincoln National Corp.	1,320	62,370

The St. Paul Travelers Cos., Inc.	870	35,270

TOTAL INSURANCE		$364,800

Description	Shares	Value

LEISURE EQUIPMENT &
PRODUCTS – 0.8%
Mattel, Inc.	1,851	$33,781

MACHINERY – 1.5%
Eaton Corp.	900	58,266

MEDIA – 7.7%
Clear Channel Communications, Inc.	956	35,324

[1]Comcast Corp., Class A	1,795	50,314

[1]Cox Communications, Inc., Class A	860	23,899

[1]Liberty Media Corp., Class A	3,980	35,780

[1]Time Warner, Inc.	3,160	55,553

Viacom, Inc., Class B	1,380	49,294

Walt Disney Co.	2,024	51,592

TOTAL MEDIA		$301,756

METALS & MINING – 1.2%
Alcoa, Inc.	1,410	46,572

MULTILINE RETAIL – 1.0%
Target Corp.	900	38,223

OIL & GAS – 9.3%
Burlington Resources, Inc.	1,606	58,105

ChevronTexaco Corp.	1,230	115,755

ConocoPhillips	604	46,079

Exxon Mobil Corp.	3,315	147,219

TOTAL OIL & GAS		$367,158

PHARMACEUTICALS – 2.7%
Merck & Co., Inc.	1,300	61,750

Pfizer, Inc.	1,283	43,981

TOTAL PHARMACEUTICALS		$105,731

REAL ESTATE – 3.7%
Equity Office Properties Trust	1,127	30,654

Mills Corp.	900	42,030

St. Joe Co.	900	35,730

Thornburg Mortgage Asset Co.	1,400	37,730

TOTAL REAL ESTATE		$146,144

Description	Shares	Value

ROAD & RAIL– 1.5%
CSX Corp.	1,810	$59,314

SEMICONDUCTOR EQUIPMENT &
PRODUCTS – 2.0%
[1]Applied Materials, Inc.	1,600	31,392

[1]International Rectifier Corp.	545	22,574

Texas Instruments, Inc.	1,096	26,501

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$80,467

SPECIALTY RETAIL – 2.8%
Home Depot, Inc.	1,568	55,194

Staples, Inc.	1,845	54,077

TOTAL SPECIALTY RETAIL		$109,271

THRIFTS & MORTGAGE FINANCE – 3.3%
Countrywide Financial Corp.	1,070	75,168

Federal National Mortgage Association	784	55,946

TOTAL THRIFTS & MORTGAGE FINANCE		$131,114

TOBACCO – 0.7%
Altria Group, Inc.	570	28,529

TOTAL COMMON STOCKS
(IDENTIFIED COST $3,389,578)		$3,745,991

MUTUAL FUNDS – 4.5%[2]
MTB Prime Money Market Fund	102,441	102,441

MTB Money Market Fund	73,761	73,761

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$176,202

TOTAL INVESTMENTS – 99.9%
(IDENTIFIED COST $3,565,780)		$3,922,193

OTHER ASSETS AND LIABILITIES – NET – 0.1%		$3,042

TOTAL NET ASSETS – 100.0%		$3,925,235

See Notes to Portfolios of Investments

MTB Managed Allocation Fund – Moderate Growth II

Description	Shares	Value

MUTUAL FUNDS – 99.5%[2]
EQUITY FUNDS – 59.8%
MTB International Equity, Class A	253,655	$2,528,941

MTB Large Cap Growth Fund, Class A	416,264	3,234,374

MTB Large Cap Stock Fund, Class A	594,242	5,496,738

MTB Large Cap Value Fund, Class A	300,430	3,229,627

MTB Mid Cap Stock Fund, Class A	186,854	2,918,657

MTB Small Cap Stock Fund, Class A	202,885	1,949,727

TOTAL EQUITY FUNDS		$19,358,064

FIXED INCOME FUNDS – 33.8%
MTB Intermediate-Term Bond Fund, Class A	355,094	3,540,284

MTB Short-Term Corporate Bond Fund, Class IS	327,101	3,212,127

MTB Short Duration Government Bond Fund,
Class IS	233,984	2,248,588

MTB U.S. Government Bond Fund, Class A	205,263	1,933,575

TOTAL FIXED INCOME FUNDS		$10,934,574

Description	Shares	Value

MONEY MARKET FUND – 5.9%
MTB Prime Money Market Fund	1,929,063	$1,929,063

TOTAL INVESTMENTS – 99.5%
(IDENTIFIED COST $30,008,511)		$32,221,701

OTHER ASSETS AND LIABILITIES – NET – 0.5%		$156,600

TOTAL NET ASSETS – 100.0%		$32,378,301

See Notes to Portfolios of Investments

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at June 30, 2004.

(1) Non-income producing security.

(2) Affiliated companies.

The following acronym is used throughout this report:

ADR—American Depository Receipt

	Cost of
	Investments
	for Federal Tax	Total Net
MTB Fund	Purposes	Assets
Large Cap Growth Fund II	$3,630,883	$3,713,908
Large Cap Value Fund II	$3,565,780	$3,925,235
Managed Allocation Fund – Moderate Growth II	$30,008,511	$32,378,301

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

			Managed
	Large Cap	Large Cap	Allocation Fund–
	Growth	Value	Moderate
June 30, 2004 (unaudited)	Fund II	Fund II	Growth II
ASSETS:
Investments in securities, at value	$3,713,490(a)	$3,922,193(a)	$32,221,701(a)
Income receivable	2,395	4,144	36,752
Receivable for shares sold	469	511	148,387
Prepaid expenses	3,672	2,922	—

TOTAL ASSETS	3,720,026	3,929,770	32,406,840

LIABILITIES:
Payable for shares redeemed	1,320	—	—
Payable to bank	20	—	—
Payable for distribution services fee (Note 5)	703	736	6,134
Payable for auditing fees	3,297	3,310	18,878
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	778	489	2,392
Accrued expenses	—	—	1,135

TOTAL LIABILITIES	6,118	4,535	28,539

NET ASSETS	$3,713,908	$3,925,235	$32,378,301

NET ASSETS CONSIST OF:
Paid in capital	$3,473,927	$3,562,116	$30,174,512
Net unrealized appreciation of investments	82,607	356,413	2,213,190
Accumulated net realized gain (loss) on investments	155,796	3,630	(36,564)
Undistributed net investment income	1,578	3,076	27,163

TOTAL NET ASSETS	$3,713,908	$3,925,235	$32,378,301

SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED:	366,434	379,223	3,034,740

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$10.14	$10.35	$10.67

Investments, at identified cost	$3,630,883	$3,565,780	$30,008,511

(a) Including $81,966, $176,202 and $32,221,701 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

			Managed
	Large Cap	Large Cap	Allocation Fund–
	Growth	Value	Moderate
Six Months Ended June 30, 2004 (unaudited)	Fund II	Fund II	Growth II
INVESTMENT INCOME:
Dividends	$17,004(a)	$33,264(a)	$194,256(a)

EXPENSES:
Investment advisory fee (Note 5)	13,044	12,053	34,801
Administrative personnel and services fee (Note 5)	964	1,079	8,732
Custodian fees	76	86	696
Transfer and dividend disbursing agent fees and expenses (Note 5)	3,437	3,259	5,091
Trustees’ fees	155	145	277
Auditing fees	2,057	2,394	21,912
Legal fees	—	—	263
Portfolio accounting fees	546	614	4,961
Distribution services fee (Note 5)	3,836	4,305	34,801
Printing and postage	3,178	2,908	2,994
Insurance premiums	2,732	2,673	2,826
Miscellaneous	1,126	1,045	1,251

TOTAL EXPENSES	31,151	30,561	118,605

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(12,925)	(12,053)	(14,523)
Waiver of portfolio accounting fees	(137)	(151)	(1,245)
Reimbursement of other operating expenses (Note 5)	(2,747)	(1,376)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(15,809)	(13,580)	(15,768)

Net expenses	15,342	16,981	102,837

Net investment income	1,662	16,283	91,419

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	304,524	68,943	13,961(b)
Net change in unrealized appreciation of investments	(191,829)	(20,364)	142,655

Net realized and unrealized gain on investments	112,695	48,579	156,616

Change in net assets resulting from operations	$114,357	$64,862	$248,035

(a)	Received $552, $430 and $194,256 from affiliated issuers, respectively (Note 5).
(b)	Includes realized gain of $13,961 on sales of investments in affiliated issuers (Note 5).
See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth

	Six Months
	Ended
	(unaudited)	Year Ended
	June 30,	December 31,
	2004	2003
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,662	$6,833
Net realized gain (loss) on investments	304,524	(40,376)
Net realized gain on capital gain distributions from other investment companies	—	—
Net change in unrealized appreciation/depreciation of investments	(191,829)	352,119

Change in net assets resulting from operations	114,357	318,576

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(6,804)	(2,769)
Distributions from net realized gain on investments	—	—

Change in net assets resulting from distributions to shareholders	(6,804)	(2,769)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,143,108	1,040,897
Net asset value of shares issued to shareholders in payment of distributions declared	6,804	2,769
Cost of shares redeemed	(170,608)	(36,243)

Change in net assets resulting from share transactions	979,304	1,007,423

Change in net assets	1,086,857	1,323,230

NET ASSETS:
Beginning of period	2,627,051	1,303,821

End of period	$3,713,908	$2,627,051

Undistributed net investment income included in net assets at end of period	$1,578	$6,720

See Notes which are an integral part of the Financial Statements

Large Cap Value		Managed Allocation Fund–
Fund II		Moderate Growth II

Six Months		Six Months
Ended		Ended
(unaudited)	Year Ended	(unaudited)	Year Ended
June 30,	December 31,	June 30,	December 31,
2004	2003	2004	2003
$16,283	$19,191	$91,419	$152,341
68,943	7,310	13,961	81,132
—	—	—	88,869
(20,364)	565,462	142,655	2,197,827

64,862	591,963	248,035	2,520,169

(16,278)	(18,874)	(93,765)	(144,383)
—	—	(178,087)	(110,346)

(16,278)	(18,874)	(271,852)	(254,729)

1,174,633	1,054,158	9,459,801	14,624,275
16,277	18,874	271,851	254,728
(70,549)	(182,886)	(608,039)	(489,204)

1,120,361	890,146	9,123,613	14,389,799

1,168,945	1,463,235	9,099,796	16,655,239

$2,756,290	$1,293,055	$23,278,505	6,623,266

$3,925,235	$2,756,290	$32,378,301	$23,278,505

$3,076	$3,071	$27,163	$29,509

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Net Asset		Net Realized		Distributions	Distributions
	Value,	Net	and Unrealized	Total from	from Net	from Net
Year Ended	beginning	Investment	Gain (Loss) on	Investment	Investment	Realized Gain	Total
December 31,	of period	Income	Investments	Operations	Income	on Investments	Distributions
LARGE CAP GROWTH FUND II

2002(c)	$10.00	0.01	(1.66)	(1.65)	—	—	—
2003	$8.35	0.03	1.42	1.45	(0.02)	—	(0.02)
2004(e)	$9.78	0.00(f)	0.38	0.38	(0.02)	—	(0.02)
LARGE CAP VALUE FUND II

2002(c)	$10.00	0.04	(2.32)	(2.28)	(0.02)	—	(0.02)
2003	$7.70	0.09(g)	2.47	2.56	(0.08)	—	(0.08)
2004(e)	$10.18	0.04	0.18	0.22	(0.05)	—	(0.05)
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002(h)	$10.00	0.10(g)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003	$9.29	0.11(g)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004(e)	$10.66	0.03	0.08	0.11	(0.03)	(0.07)	(0.10)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Six months ended June 30, 2004 (unaudited).
(f)	Represents less than $0.01.
(g)	Based on average shares outstanding.
(h)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.
(i)	Represents less than 1%.
See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

					Net Assets,
Net Asset			Net	Expense	end	Portfolio
Value, end	Total		Investment	Waiver/	of period	Turnover
of period	Return(a)	Expenses	Income	Reimbursement(b)	(000 omitted)	Rate

$8.35	(16.50)%	1.00%(d)	0.32%(d)	2.80%(d)	$1,304	35%
$9.78	17.35%	1.00%	0.37%	1.45%	$2,627	45%
$10.14	3.92%	1.00%(d)	0.11%(d)	1.03%(d)	$3,714	105%

$7.70	(22.79)%	1.00%(d)	0.98%(d)	2.98%(d)	$1,293	18%
$10.18	33.45%	1.00%	1.01%	1.23%	$2,756	26%
$10.35	2.13%	1.00%(d)	0.95%(d)	0.79%(d)	$3,925	21%

$9.29	(6.79)%	0.74%(d)	2.03%(d)	1.03%(d)	$6,623	8%
$10.66	17.29%	0.74%	1.08%	0.28%	$23,279	17%
$10.67	1.07%	0.74%(d)	0.66%(d)	0.11%(d)	$32,378	0%(i)

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds June 30, 2004 (unaudited)

1. ORGANIZATION

MTB Group of Funds (formerly VISION Group of Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 34 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective

MTB Large Cap Growth Fund II	Seeks to provide capital appreciation.
(“Large Cap Growth Fund II”)
MTB Large Cap Value Fund II	Seeks to provide capital appreciation. Current income is a secondary, non-
(“Large Cap Value Fund II”)	fundamental consideration.
MTB Managed Allocation Fund – Moderate Growth II	Seeks capital growth and, secondarily, income.
(“Moderate Growth Fund II”)

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Moderate Growth Fund II invests solely in shares of other funds within the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Large Cap Growth Fund II
	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003
	Shares	Shares
Shares sold	114,090	116,219
Shares issued to shareholders in payment of distributions declared	707	328
Shares redeemed	(16,996)	(4,119)

Net change resulting from share transactions	97,801	112,428

	Large Cap Value Fund II
	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003
	Shares	Shares
Shares sold	113,902	121,419
Shares issued to shareholders in payment of distributions declared	1,598	2,098
Shares redeemed	(6,928)	(20,806)

Net change resulting from share transactions	108,572	102,711

	Moderate Growth Fund II
	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003
	Shares	Shares
Shares sold	881,513	1,496,008
Shares issued to shareholders in payment of distributions declared	25,711	26,570
Shares redeemed	(56,893)	(51,039)

Net change resulting from share transactions	850,331	1,471,539

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was as follows:

				Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
Fund Name	Investment	Appreciation	Depreciation	Depreciation

Large Cap Growth Fund II	$3,630,883	$110,449	$27,842	$82,607
Large Cap Value Fund II	3,565,780	417,258	60,845	356,413
Moderate Growth Fund II	30,008,511	2,498,781	285,591	2,213,190

At December 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryfor-wards will expire as follows:

	Capital Loss	Capital Loss
	Carryforward	Carryforward
Fund Name	to Expire in 2010	to Expire in 2011	Total
Large Cap Growth Fund II	$ 85,770	$ 46,100	$ 131,870
Large Cap Value Fund II	57,350	6,457	63,807

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate
Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Moderate Growth Fund II	0.25%

Sub-Advisory Fee – Through the end of the reporting period, Montag & Caldwell, Inc. (“Montag & Caldwell”) served as the sub-advisor to the Large Cap Growth Fund II, and received for its services an allocable portion of the advisor fee that the Advisor received from Large Cap Growth Fund II. Montag & Caldwell’s fee was paid by the Advisor and not the Fund. Montag & Caldwell was paid by the Advisor as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million. Effective July 1, 2004, the Advisor is managing the Large Cap Growth Fund II.

Administrative Fee – Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses – FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts made by the shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (“Edgewood”), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of up to 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions – Pursuant to a Securities and Exchange Commission exemption in the Act (section 12(d)(1)(G) for Moderate Growth Fund II and 12(d)(1)(J) for Large Cap Growth Fund II and Large Cap Value Fund II), the Funds may invest in certain affiliated funds which are advised by the Advisor. Income distributions earned by the Funds are recorded as income in the accompanying financial statements as follows:

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Large Cap Growth	MTB Money Market Fund	$44
Fund II	MTB Prime Money Market Fund	508

	Total	$552

Large Cap Value	MTB Prime Money Market Fund	$430
Fund II

Moderate Growth	MTB Intermediate-Term Bond Fund	$72,080
Fund II	MTB International Equity Fund	15,296
	MTB Large Cap Value Fund	16,396
	MTB Prime Money Market Fund	6,477
	MTB Short Duration Government
	Bond Fund	19,327
	MTB Short-Term Corporate Bond Fund	29,095
	MTB U.S. Government Bond Fund	35,585

	Total	$194,256

General – Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Fund Name	Purchases	Sales
Large Cap Growth Fund II	$4,092,824	$3,108,375
Large Cap Value Fund II	1,748,110	683,675
Moderate Growth Fund II	8,476,252	85,274

7. LINE OF CREDIT

The Funds (except Moderate Growth Fund II) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended June 30, 2004.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB’s Internet site. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s Internet site at http://www.sec.gov.

[LOGO OF MTB GROUP OF FUNDS]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public Accounting Firm

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376T577
(8/04)

[LOGO OF MTB GROUP OF FUNDS]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-009-0804

Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5.        Audit Committee of Listed Registrants

               Not Applicable

Item 6.        Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second fiscal half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     MTB Group of Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ Charles L. Davis, Jr., Principal Executive Officer
Date           August 25, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004